Equity - Common Unit Repurchase Programs (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Aug. 29, 2017	Sep. 10, 2015
Common unit repurchase program, authorized amount					$ 15,000,000	$ 45,000,000
Common unit repurchases (in units)	1,516,848			1,623,804
Common unit repurchases and cancellations		$ (15,817,000)	$ 0	$ (17,680,000)
Share repurchase program
Common unit repurchases and cancellations	$ (15,000,000)			$ (17,700,000)